Discontinued US operations (Details) - USD ($) $ in Millions			12 Months Ended
		Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income statement
Total revenue, net of reinsurance						$ 26,500
Total charges net of reinsurance						(23,834)
Profit (loss) before tax	[1]		$ 2,272	$ (519)	[2],[3]	3,018
Loss for the year	[4]					(5,027)
Attributable to:
Equity holders of the Company						(4,234)
Non-controlling interests						(793)
Loss for the year	[4]					(5,027)
Other comprehensive income (loss)
Total comprehensive (loss) income for the year	[3],[5]					(7,068)
Attributable to:
Equity holders of the Company	[3]					(6,283)
Non-controlling interests	[3]					(785)
Total comprehensive (loss) income for the year	[3],[5]					(7,068)
Cash flows
Net cash flows from discontinued operations						(1,621)
Discontinued US operations
Income statement
Total revenue, net of reinsurance						45,972
Total charges net of reinsurance						(43,655)
Profit (loss) before tax						2,317
Tax (charge) credit						(363)
Profit (loss) after tax						1,954
Remeasurement to fair value						(8,259)
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled from other comprehensive income note (ii)						1,278
Loss for the year						(5,027)
Attributable to:
Equity holders of the Company						(4,234)
Non-controlling interests						(793)
Loss for the year						(5,027)
Other comprehensive income (loss)
Valuation movements on available-for-sale debt securities, net of related tax and change in DAC						(763)
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled through profit or loss at the point of demerger						(1,278)
Other comprehensive (loss) income for the year						(2,041)
Total comprehensive (loss) income for the year						(7,068)
Attributable to:
Equity holders of the Company						(6,283)
Non-controlling interests						(785)
Total comprehensive (loss) income for the year						(7,068)
Cash flows
Net cash flows from operating activities						(423)
Net cash flows from financing activities						2,329
Cash divested upon demerger						(3,527)
Net cash flows from discontinued operations						(1,621)
Cash and cash equivalents at beginning of year						1,621
Issuance of debt						2,350
Pre-demerger dividend						0
Jackson
Discontinued US operations
Economic interest		18.40%
Voting interest		18.50%
Financial assets available-for-sale		$ 683		$ 266		$ 683

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders.
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[4]	Discontinued operations for 2021 related to the US operations (Jackson) that were demerged from the Group in September 2021.
[5]	Results for the year ended 31 December 2021 have not been re-presented and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.